Net income per common share - Reconciliation of denominator used for calculation of diluted net income per common share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Denominator for basic net income per common share (in shares)	67,387,809	67,805,220
Effect of dilutive stock options (in shares)	6,438	6,395
Effect of dilutive TSARS (in shares)	165,813	0
Denominator for diluted net income per common share (in shares)	67,560,060	67,811,615